Stock-Based Compensation - Summary of common stock, and non-vested common stock, options granted, forfeited or expired and exercised (Details) (USD $)	12 Months Ended				3 Months Ended		3 Months Ended		3 Months Ended			3 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Oct. 31, 2013 Options	Oct. 31, 2013 Options	Oct. 31, 2013 Weighted Average Exercise Price per Share	Oct. 31, 2013 Weighted Average Exercise Price per Share	Oct. 31, 2013 Aggregate Intrinsic Value	Oct. 31, 2013 Non-vested Options	Oct. 31, 2013 Non-vested Options	Oct. 31, 2013 Non-vested Weighted Average Grant Date Fair Value	Oct. 31, 2013 Non-vested Weighted Average Grant Date Fair Value
Options Outstanding						$ 29,701,197					$ 60,000
Options Granted	24,532,719	5,851,696	3,300,000		8,879,499					8,879,499
Options Vested										(60,000)
Options Forfeited or expired	(630,778)	(912,250)	(2,848,704)		0					0
Options Exercised	(5,180,378)	(1,299,994)	(576,752)	0	0
Options Outstanding					38,580,696				966,445	8,879,499
Options Exercisable	29,641,197				29,701,197				708,940
Weighted Average Exercise Price per Share	$ 0.08	$ 0.46	$ 0.49					$ 0.080					$ 0.460
Weighted Average Exercise Price per Share, Granted	$ 0.001	$ 0.001	$ 0.28				$ 0.001					$ 0.029
Weighted Average Vested, Grant Date Fair Value												$ 0.460
Weighted Average Exercise Price per Share, Forfeited or expired	$ 0.75	$ 0.65	$ 0.41
Weighted Average Exercise Price per Share, Exercised	$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share, Outstanding							$ 0.062					$ 0.029
Weighted Average Exercise Price per Share, Exercisable	$ 0.08						$ 0.080